Northwestern Mutual Series Fund, Inc.
Supplement Dated February 20, 2025 to the
Prospectuses Dated May 1, 2024 of:
Growth Stock Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
International Equity Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Multi-Sector Bond Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)
The following information supplements the Northwestern Mutual Series Fund, Inc. Statutory Prospectus and the Summary Prospectuses for the aforementioned Portfolios, each dated May 1, 2024 (the “Prospectuses”). You should read this Supplement together with the Prospectuses.
Important Notice Regarding Change in Investment Policy
The Board of Directors of Northwestern Mutual Series Fund, Inc. has approved changes to the Portfolios’ non-fundamental investment policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“80% Investment Policy”), which are expected to go into effect on May 1, 2025. The current 80% Investment Policy and new 80% Investment Policy for each Portfolio are set forth in table below:
Portfolio	Current 80% Policy	New 80% Policy
Growth Stock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of medium and large capitalization companies.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of growth companies.
Large Cap Core Stock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of large-capitalization companies.
Large Cap Blend
Normally, the Portfolio invests at least
80% of its net assets (plus any
borrowings for investment purposes),
in equity securities of large-
capitalization U.S. companies listed
or traded on U.S. securities
exchanges.
Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization companies.
Index 500 Stock	None.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index.

Portfolio	Current 80% Policy	New 80% Policy
Large Company Value
The Portfolio invests primarily in
larger companies. Accordingly, the
Portfolio will normally have at least
80% of its net assets (plus any
borrowings for investment purposes)
in equity securities of companies
comprising the Russell 1000® Index.
Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of large-capitalization value companies.
Equity Income
Normally, the Portfolio invests at least
80% of net assets (plus any
borrowings for investment purposes)
in common stocks, with an emphasis
on larger capitalization stocks with a
strong track record of paying
dividends or that are believed to be
undervalued.
Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks with a track record of paying dividends.
Mid Cap Growth Stock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization growth companies.
Index 400 Stock	None.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index.
Mid Cap Value	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of mid-capitalization value companies.
Small Cap Growth Stock	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of small-capitalization growth companies.
Index 600 Stock	None.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks included in the underlying index.
Small Cap Value
Normally, the Portfolio invests at least
80% of net assets in common stocks
of companies with market
capitalizations that do not exceed the
maximum market capitalization of
any security in the Russell 2000®
Index at the time of purchase
(approximately $59.14 billion as of
March 31, 2024).
Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies.

Portfolio	Current 80% Policy	New 80% Policy
International Growth	Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of growth companies.
International Equity	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with such securities issued primarily by non- U.S. companies.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities.
Short-Term Bond	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities.	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.
Select Bond
Normally, the Portfolio invests at least
80% of net assets (plus any
borrowings for investment purposes)
in a diversified portfolio of
investment grade debt securities with
maturities exceeding one year.
Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.
Long-Term U.S. Government Bond
The Portfolio seeks to achieve its
investment objective by investing
under normal circumstances at least
80% of its net assets (plus any
borrowings for investment purposes)
in a diversified portfolio of fixed
income securities that are issued or
guaranteed by the U.S. Government,
its agencies or government sponsored
enterprises (“U.S. Government
Securities”), which may be
represented by forwards or derivatives
such as options, futures contracts or
interest rate swap agreements (to take
a position on interest rates moving
either up or down).

Normally, the Portfolio invests at least
80% of net assets (plus any
borrowings for investment purposes)
in debt securities that are issued or
guaranteed by the U.S. Government,
its agencies or government sponsored
enterprises (“U.S. Government
Securities”).

Multi-Sector Bond
Normally, the Portfolio seeks to
achieve its investment objective by
investing at least 80% of its net assets
(plus any borrowings for investment
purposes) in a diversified portfolio of
fixed income instruments of varying
maturities, which may be represented
by forwards or derivatives such as
options, futures contracts or swap
agreements, including the purchase or
sale of credit default swaps, and
interest rate swaps (to take a position
on interest rates moving either up or
down).
Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in debt securities.
Please retain this Supplement for future reference.